Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,874.12
Total Fee Amount	1,874.12
Total Transaction Valuation	13,570,747
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A